Basis for consolidation (Details Narrative) - BRL (R$)	Nov. 28, 2025	Sep. 30, 2024	Jun. 27, 2024
Basis For Consolidation
Share capital of return amount	R$ 8,460,000,000	R$ 8,540,942,366
Share capital of return shares		439,224,359
Joint venture contributed amount			R$ 2,044,000,000